CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Shares subject to possible redemption		18,582,720
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	3,554,936	4,417,280
Common stock, shares outstanding	3,554,936	4,417,280
Shares subject to possible redemption	19,445,064	18,582,720
Ordinary shares, redemption value per share	$ 10.10	$ 10.10
Class B ordinary shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000